Interim Condensed Consolidated Statements of Cash Flows (unaudited) (Parenthetical) - CAD ($) $ in Billions	Jul. 31, 2026	Apr. 30, 2026	Oct. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024
Statement of cash flows [abstract]
Mandatory reserve deposits at central banks	$ 3	$ 3	$ 3	$ 2	$ 2	$ 2